Reportable Segment Information - Reportable Segment Information Revised for Realignment of Reportable Segments (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Segment Reconciling Items
Reconciliation of segment operating earnings:
Unallocated corporate administrative costs	[1]	$ (4,725)	$ (6,147)	$ (6,988)	$ (6,133)	$ (10,169)	$ (6,145)	$ (3,548)	$ (6,635)	$ (23,993)	$ (26,497)
Net corporate interest expense		(3,097)	(3,788)	(3,858)	(3,944)	(4,328)	(4,682)	(4,256)	(3,596)	(14,687)	(16,862)
Non-service pension costs		(2,363)	(2,363)	(2,354)	(2,333)	(2,451)	(2,441)	(2,399)	(2,473)	(9,413)	(9,764)
Stock option expense		(159)	(52)	(214)	(184)	(80)	(188)	(139)	(167)	(609)	(574)
Amortization of acquisition-related intangible assets		(2,680)	(2,126)	(1,825)	(1,800)	(1,841)	(1,932)	(1,856)	(1,868)	(8,431)	(7,497)
Contingent earnout adjustments		(34)	(60)	(80)	(363)	(448)	2,128	(430)	(151)	(537)	1,099
Restructuring and other costs, net		(13,996)								(13,996)
Income (Loss) before income taxes		(6,487)	18,202	13,665	9,220	9,578	14,720	12,988	3,826	34,600	41,112
Income taxes		(786)	(5,813)	(5,845)	(2,480)	(3,717)	(5,333)	(4,486)	(1,047)	(14,924)	(14,583)
Net Income (Loss)		(7,273)	12,389	7,820	6,740	5,861	9,387	8,502	2,779	19,676	26,529
Net (Income) Loss Attributable to Noncontrolling Interests		33	19	(38)	(56)	(139)	66	82	58	(42)	67
Net Income (Loss) Attributable to Shareholders of Crawford & Company		(7,240)	12,408	7,782	6,684	5,722	9,453	8,584	2,837	19,634	26,596
Service | Operating Segments
Segment Reporting Information [Line Items]
Revenues		308,521	322,171	322,997	312,032	347,254	329,375	314,227	301,654	1,265,721	1,292,510
Compensation		154,065	157,099	156,958	152,233	178,530	163,200	153,761	148,993	620,355	644,484
Benefits and payroll taxes		31,144	30,897	30,694	30,375	31,971	30,485	30,516	30,607	123,110	123,579
Non-employee labor		11,615	13,121	12,207	12,990	13,594	13,787	11,072	10,553	49,933	49,006
Total Compensation		196,824	201,117	199,859	195,598	224,095	207,472	195,349	190,153	793,398	817,069
Office rent and occupancy		7,114	7,501	7,448	7,457	7,844	8,028	7,436	8,167	29,520	31,475
Other office operating expense	[2]	15,670	15,391	15,678	15,574	16,223	15,815	15,289	14,565	62,313	61,892
Depreciation		4,160	4,322	4,339	4,258	4,092	3,666	3,731	3,920	17,079	15,409
Professional fees		7,232	7,646	6,349	7,197	8,868	8,210	7,917	7,405	28,424	32,400
Cost of risk		2,768	2,608	2,556	879	5,828	3,040	2,128	2,230	8,811	13,226
Other, net	[3]	2,087	(890)	4,360	3,011	99	3,842	4,902	3,731	8,568	12,574
Total Other Operating Expense		39,031	36,578	40,730	38,376	42,954	42,601	41,403	40,018	154,715	166,976
Allocated corporate, shared services, and administrative costs	[4]	52,099	51,738	53,424	54,081	51,310	51,322	51,859	52,767	211,342	207,258
Total Segment Expenses		287,954	289,433	294,013	288,055	318,359	301,395	288,611	282,938	1,159,455	1,191,303
Segment Operating Earnings		20,567	32,738	28,984	23,977	28,895	27,980	25,616	18,716	106,266	101,207
U.S. Property & Casualty | Service | Operating Segments
Segment Reporting Information [Line Items]
Revenues		67,082	76,227	82,500	82,190	108,617	93,693	85,320	78,212	307,999	365,842
Compensation		37,965	38,096	41,545	41,563	62,931	49,567	44,657	40,335	159,169	197,490
Benefits and payroll taxes		7,259	7,272	7,601	7,673	9,470	8,352	8,090	8,055	29,805	33,967
Non-employee labor		949	1,802	1,854	1,552	2,823	2,974	2,184	1,866	6,157	9,847
Total Compensation		46,173	47,170	51,000	50,788	75,224	60,893	54,931	50,256	195,131	241,304
Office rent and occupancy		929	1,119	1,145	1,167	1,057	1,134	1,040	1,183	4,360	4,414
Other office operating expense	[2]	3,460	3,499	3,787	3,790	3,931	3,854	3,789	3,065	14,536	14,639
Depreciation		1,670	1,814	1,817	1,803	2,081	1,614	1,674	1,720	7,104	7,089
Professional fees		558	550	533	574	716	487	529	416	2,215	2,148
Cost of risk		980	558	787	142	415	619	216	577	2,467	1,827
Other, net	[3]	(752)	(1,077)	2,160	831	676	1,249	2,458	1,298	1,162	5,681
Total Other Operating Expense		6,845	6,463	10,229	8,307	8,876	8,957	9,706	8,259	31,844	35,798
Allocated corporate, shared services, and administrative costs	[4]	11,984	12,794	13,820	13,315	13,304	13,692	15,291	14,025	51,913	56,312
Total Segment Expenses		65,002	66,427	75,049	72,410	97,404	83,542	79,928	72,540	278,888	333,414
Segment Operating Earnings		2,080	9,800	7,451	9,780	11,213	10,151	5,392	5,672	29,111	32,428
Broadspire | Service | Operating Segments
Segment Reporting Information [Line Items]
Revenues		107,903	110,618	108,158	103,672	104,783	106,467	104,423	101,509	430,351	417,182
Compensation		48,807	49,028	47,026	45,051	47,041	46,432	45,042	44,110	189,912	182,625
Benefits and payroll taxes		10,913	10,831	10,622	10,383	10,557	10,399	10,204	10,146	42,749	41,306
Non-employee labor		2,909	2,969	3,046	2,909	2,773	3,152	3,097	3,128	11,833	12,150
Total Compensation		62,629	62,828	60,694	58,343	60,371	59,983	58,343	57,384	244,494	236,081
Office rent and occupancy		2,039	2,154	2,163	2,154	2,428	2,319	2,353	2,338	8,510	9,438
Other office operating expense	[2]	3,458	3,444	3,317	3,468	3,320	3,233	2,975	3,058	13,687	12,586
Depreciation		1,424	1,448	1,448	1,447	1,154	1,159	1,196	1,291	5,767	4,800
Professional fees		4,572	5,086	4,995	4,239	4,795	4,789	4,368	4,206	18,892	18,158
Cost of risk		572	793	1,039	1,072	3,827	1,379	625	708	3,476	6,539
Other, net	[3]	347	(2)	340	304	61	152	348	202	989	763
Total Other Operating Expense		12,412	12,923	13,302	12,684	15,585	13,031	11,865	11,803	51,321	52,284
Allocated corporate, shared services, and administrative costs	[4]	21,085	19,581	19,960	20,668	18,042	19,330	17,990	19,451	81,294	74,813
Total Segment Expenses		96,126	95,332	93,956	91,695	93,998	92,344	88,198	88,638	377,109	363,178
Segment Operating Earnings		11,777	15,286	14,202	11,977	10,785	14,123	16,225	12,871	53,242	54,004
International Operations | Service | Operating Segments
Segment Reporting Information [Line Items]
Revenues		133,536	135,326	132,339	126,170	133,854	129,215	124,484	121,933	527,371	509,486
Compensation		67,293	69,975	68,387	65,619	68,558	67,201	64,062	64,548	271,274	264,369
Benefits and payroll taxes		12,972	12,794	12,471	12,319	11,944	11,734	12,222	12,406	50,556	48,306
Non-employee labor		7,757	8,350	7,307	8,529	7,998	7,661	5,791	5,559	31,943	27,009
Total Compensation		88,022	91,119	88,165	86,467	88,500	86,596	82,075	82,513	353,773	339,684
Office rent and occupancy		4,146	4,228	4,140	4,136	4,359	4,575	4,043	4,646	16,650	17,623
Other office operating expense	[2]	8,752	8,448	8,574	8,316	8,972	8,728	8,525	8,442	34,090	34,667
Depreciation		1,066	1,060	1,074	1,008	857	893	861	909	4,208	3,520
Professional fees		2,102	2,010	821	2,384	3,357	2,934	3,020	2,783	7,317	12,094
Cost of risk		1,216	1,257	730	(335)	1,586	1,042	1,287	945	2,868	4,860
Other, net	[3]	2,492	189	1,860	1,876	(638)	2,441	2,096	2,231	6,417	6,130
Total Other Operating Expense		19,774	17,192	17,199	17,385	18,493	20,613	19,832	19,956	71,550	78,894
Allocated corporate, shared services, and administrative costs	[4]	19,030	19,363	19,644	20,098	19,964	18,300	18,578	19,291	78,135	76,133
Total Segment Expenses		126,826	127,674	125,008	123,950	126,957	125,509	120,485	121,760	503,458	494,711
Segment Operating Earnings		$ 6,710	$ 7,652	$ 7,331	$ 2,220	$ 6,897	$ 3,706	$ 3,999	$ 173	$ 23,913	$ 14,775

[1]	Unallocated corporate and shared costs and credits represent expenses for the Company's chief executive officer and Board of Directors, certain adjustments to self-insured liabilities, certain unallocated legal and professional fees, and certain adjustments and recoveries to the Company's allowances for estimated credit losses.
[2]	Other office and operating expenses include travel and entertainment, automobile expenses, office operating expenses and data processing costs.
[3]	Other, net primarily includes bank service charges and advertising expenses.
[4]	Allocated corporate, shared services, and administrative costs, comprise of expenses for administrative functions, including direct compensation, payroll taxes, and benefits which are allocated to each segment based on usage.